Finance income/(expense)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Finance income/(expense)
6. Finance income/(expense)

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Foreign exchange differences	11,535,811	(2,401,910)	14,971,998	3,503,986
Interest expenses over bank balances	(33,457)	(69,552)	(78,517)	(151,764)
Other finance expenses	(550)	(3,021)	(499)	(7,849)

	11,501,804	(2,474,483)	14,892,983	3,344,373